CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2022 USD ($)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	$ (180,000)
Changes in operating assets and liabilities:
Prepaid expenses	(2,592,000)
Accounts payable and accrued expenses	5,246,000
Net cash used in operating activities	(32,313,000)
Cash Flows from Investing Activities:
Net cash provided by investing activities	(1,786,000)
Cash Flows from Financing Activities:
Net cash (used in) provided by financing activities	13,462,000
Net Change in Cash	(20,637,000)
Cash - Beginning of period	30,301,000
Cash - End of period	9,664,000
MedTech Acquisition Corp
Cash Flows from Operating Activities:
Net (loss) income	5,539,079
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of warrant liabilities	(5,837,332)
Interest earned on marketable securities held in Trust Account	(3,018,726)
Changes in operating assets and liabilities:
Prepaid expenses	118,671
Income taxes payable	27,854
Due to stockholders	48,135
Accounts payable and accrued expenses	385,325
Net cash used in operating activities	(2,736,994)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(78,136)
Cash withdrawn from Trust Account to pay franchise and income taxes	905,000
Cash withdrawn from Trust Account in connection with redemptions	232,371,273
Net cash provided by investing activities	233,198,137
Cash Flows from Financing Activities:
Proceeds from promissory note	39,068
Proceeds from promissory note - related party	400,000
Proceeds from convertible promissory note - related party	1,341,000
Proceeds from extension note	82,741
Redemptions of common stock	(232,371,273)
Net cash (used in) provided by financing activities	(230,508,464)
Net Change in Cash	(47,321)
Cash - Beginning of period	200,884
Cash - End of period	153,563
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$ 543,000